UST Acquisition (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011
UST Acquisition [Abstract]
Schedule Of Fair Value Of Identifiable Assets And Liabilities In UST Acquisition

(in millions)
Cash and cash equivalents	$163
Inventories	796
Property, plant and equipment	688
Other intangible assets:
Indefinite-lived trademarks	9,059
Definite-lived (20-year life)	60
Short-term borrowings	(205)
Current portion of long-term debt	(240)
Long-term debt	(900)
Deferred income taxes	(3,535)
Other assets and liabilities, net	(540)
Noncontrolling interests	(36)

Total identifiable net assets	5,310
Total purchase price	10,407

Goodwill	$5,097

Acquisition, Restructuring And Integration Costs

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Asset impairment and exit costs	$(4)	$6	$202
Integration costs	3	18	49
Inventory adjustments	6	22	36
Financing fees			91
Transaction costs			60

Total	$5	$46	$438